Property, Equipment and Software, Net	12 Months Ended
Dec. 31, 2023
Property, Equipment and Software, Net
Property, Equipment and Software, Net
8.	Property, Equipment and Software, Net

Property, equipment and software, net, consist of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Computer and electronic equipment	21,299	23,003
Office furniture and equipment	1,229	1,451
Leasehold improvements	37,770	43,714
Software	27,165	31,453
Total	87,463	99,621
Less: accumulated depreciation	(56,066)	(65,743)
Property, equipment and software, net	31,397	33,878

Depreciation expenses for the years ended December 31, 2021, 2022 and 2023 were RMB17,906, RMB22,837, and RMB13,417, respectively. No impairment on property, equipment and software was recorded for the years ended December 31, 2021, 2022 and 2023.